U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and  address of issuer:

      The 59 Wall Street Fund, Inc.
      6 St. James Avenue
      Boston, MA  02116

2.    Name of each series or class of funds for which this notice is filed:

      The 59 Wall Street Fund, Inc.
           U.S. Equity Fund
           Short/Intermediate Fixed Income Fund

3.    Investment Company Act File Number:       811-06139

      Securities Act File Number:               33-48605

4.    Last day of fiscal year for which this notice is filed:October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year: 0

8.    Number and amount of securities registered during the fiscal year other
      than pursuant to rule 24f-2:                   0

9.    Number and aggregate sale price of securities sold during the fiscal year:

Series of Registrant                              Number           Sale Price

The 59 Wall Street Fund, Inc.
  U.S. Equity Fund                                 528,010         $20,795,408
  Short/Intermediate Fixed Income Fund           1,102,127         $10,617,969
                                                 ---------         -----------
                                                 1,630,137         $31,413,377

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Series of Registrant                              Number         Sale Price

The 59 Wall Street Fund, Inc.
  U.S. Equity Fund                                528,010         $20,795,408
  Short/Intermediate Fixed Income Fund          1,102,127         $10,617,969
                                                ---------         -----------
                                                1,630,137         $31,413,377

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

Series of Registrant                                Number          Sale Price

The 59 Wall Street Fund, Inc.
  U.S. Equity Fund                                  17,456            $662,852
  Short/Intermediate Fixed Income Fund              38,983            $376,190
                                                    ------            --------
                                                    56,439          $1,039,042

12.Calculation of registration fee:

      (i) Aggregate sale price of securities sold during thefiscal year in reliance on rule 24f-2 (from Item 10): $31,413,377

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): +1,039,042

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): -13,769,120

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): +0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable): +18,683,299

      (vi) Divisor prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): 3,300


      (vii)     Fee due [line (i) or line (v) divided by line (vi)]: $5,661.61

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [ X ]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository: December 27, 1996


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)                 /S/ JOHN R. ELDER
                                                John R. Elder
                                                Treasurer

      Date:      December 27, 1996

                            Philip W. Coolidge, Esq.
                          6 St. James Avenue, 9th Floor
                           Boston, Massachusetts 02116
                                 (617) 423-0800


                                                       December 27, 1996


The 59 Wall Street Fund, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

RE: Rule 24f-2 Notice for The 59 Wall Street Fund, Inc. with respect to The 59 Wall Street European Equity Fund, The 59 Wall Street Pacific Basin Equity Fund and The 59 Wall Street Small Company Fund (the "Funds")

      This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of shares of common stock (par value $0.001 per share) (the "Shares") of the Funds, each a series of The 59 Wall Street Fund, Inc., a Maryland corporation (the "Corporation"), under the Securities Act of 1933, as amended (the "1933 Act"). I understand that the Corporation proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Corporation's fiscal year ended October 31, 1996, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

      This opinion is limited solely to the laws of the State of Maryland as applied by courts in such State. I understand that the foregoing limitation is acceptable to you.

      Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable, except that, as set forth in the Fund's registration statement as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Funds may under certain circumstances be held personally liable for its obligations.


                                                  Very truly yours,

                                                 /S/ PHILIP W. COOLIDGE

                                                  Philip W. Coolidge, Esq.

                             Treasurers Certificate

                            59 Wall Street Fund, Inc.

The undersigned, Treasurer of 59 Wall Street Fund, Inc. a Maryland corporation (the "Company"), does hereby certify as follows:

1. From November 1, 1995 through October 31, 1996, the Company issued an aggregate of 4,530,517 Shares of its Capital Stock, $0.001 par value as follows:

                                                  Directly sold     Reinvestment
         European Equity Fund                       922,565           13,010
         Pacific Basin Fund                       1,517,549           56,871
         Small Company Fund                         332,761            1,185
         U. S. Equity Fund                          528,010           17,456
         Short/Intermediate Fixed Income Fund     1,102,127           38,983

2. In respect of the issuance of such Shares, the Company received aggregate cash consideration (net of any sales commissions) of $116,536,706 as follows:

                                                 Directly sold      Reinvestment
         European Equity Fund                      $29,772,327       $  395,504
         Pacific Basin Fund                         47,402,385        1,695,330
         Small Company Fund                          4,803,048           15,693
         U. S. Equity Fund                          20,795,408          662,852
         Short/Intermediate Fixed Income Fund       10,617,969          376,190

3. With respect to each share issued, the Company received cash consideration not less than the net asset value per share on the date issued and not less than $0.001.

4.    At no time during the period from  November  1, 1995  through  October 31,
      1996,  were  any  shares  of  the  Company's   Capital  Stock  issued  and
      outstanding in excess of the following numbers of authorized shares:

         European Equity Fund                                    25,000,000
         Pacific Basin Fund                                      25,000,000
         Small Company Fund                                      25,000,000
         U. S. Equity Fund                                       25,000,000
         Short/Intermediate Fixed Income Fund                    25,000,000

In Witness Whereof, I have hereunto signed my name as Treasurer of the Company.

Date: December 27, 1996

/s/ JOHN R. ELDER
John R. Elder

Treasurer